Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 5, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 5, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

THE HARTFORD ADVISERS FUND (Prospectus Summary): | THE HARTFORD ADVISERS FUND
THE HARTFORD ADVISERS FUND

SUPPLEMENT

DATED APRIL 5, 2012 TO

THE HARTFORD ADVISERS FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a change in the name of The Hartford Advisers Fund (the “Fund”).  Accordingly, as of April 30, 2012, the name of the Fund will be changed to “The Hartford Balanced Fund.”  In addition, as of the same date Karen H. Grimes will become a portfolio manager for the Fund and Steven T. Irons and Peter I. Higgins will no longer serve as portfolio managers for the Fund.

Effective April 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.        On the front cover, the Fund’s name is changed to The Hartford Balanced Fund and conforming changes are made throughout.

This Supplement should be retained with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD ADVISERS FUND (Prospectus Summary): | THE HARTFORD ADVISERS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD ADVISERS FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED APRIL 5, 2012 TO

THE HARTFORD ADVISERS FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a change in the name of The Hartford Advisers Fund (the “Fund”).  Accordingly, as of April 30, 2012, the name of the Fund will be changed to “The Hartford Balanced Fund.”  In addition, as of the same date Karen H. Grimes will become a portfolio manager for the Fund and Steven T. Irons and Peter I. Higgins will no longer serve as portfolio managers for the Fund.

Effective April 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.        On the front cover, the Fund’s name is changed to The Hartford Balanced Fund and conforming changes are made throughout.

This Supplement should be retained with your Prospectus for future reference.

THE HARTFORD ADVISERS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTAX
THE HARTFORD ADVISERS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHABX
THE HARTFORD ADVISERS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFCX
THE HARTFORD ADVISERS FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHAYX
THE HARTFORD ADVISERS FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTRX
THE HARTFORD ADVISERS FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTSX
THE HARTFORD ADVISERS FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTTX